Form N-1A Cover	Dec. 31, 2024
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	VANGUARD VARIABLE INSURANCE FUNDS
Entity Central Index Key	0000857490
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Prospectus Date	Apr. 29, 2025
Supplement to Prospectus [Text Block]	Vanguard Variable Insurance Funds – Diversified Value PortfolioSupplement Dated December 15, 2025, to the Prospectus and Summary Prospectus Dated April 29, 2025Important Changes to Vanguard Variable Insurance Funds – Diverisifed Value PortfolioA majority of independent trustees of Vanguard Variable Insurance Funds (the “Trustees”), on behalf of the Diversified Value Portfolio (the “Portfolio”), have approved a restructuring of the Portfolio’s investment advisory team, removing Lazard Asset Management LLC (“Lazard”) as advisor to the Portfolio and adding Aristotle Capital Management, LLC (“Aristotle Capital”) and Harris Associates L.P. (doing business as Harris I Oakmark, “Harris”). Hotchkis and Wiley Capital Management, LLC (“Hotchkis and Wiley”) will remain as advisor to the Portfolio.The Portfolio operates under the terms of an SEC exemption, whereby the Portfolio’s trustees may, without prior approval from shareholders, hire new advisors.Effective immediately, Aristotle Capital and Harris will each manage a portion of the Portfolio’s assets along with existing advisor Hotchkis and Wiley. Each advisor independently selects and maintains a portfolio of common stocks for the Portfolio. The Portfolio’s trustees designate the proportion of the Portfolio’s assets to be managed by each advisor and may change these proportions at any time.In connection with the advisor change, effective immediately, William Nygren, Robert Bierig, and Michael Nicolas are added as portfolio managers for the Harris portion of the Portfolio, and Howard Gleicher and Gregory D. Padilla are added as portfolio managers for the Aristotle Capital portion of the Portfolio.The restructuring of the investment advisory arrangements is expected to increase the Portfolio’s expense ratio by two basis points, from 0.28% to 0.30%. The Portfolio’s investment objective, strategies, and policies remain unchanged.Prospectus and Summary Prospectus Text ChangesAll references to Lazard as investment advisor to the Portfolio and all other details and descriptions regarding Lazard’s management of certain assets of the Portfolio are hereby deleted in their entirety.The following is added under the heading “Investment Advisors” in the Portfolio Summary section: Aristotle Capital Management, LLC (Aristotle Capital)Harris Associates L.P. (Harris)In the same section, the following is added under the heading “Portfolio Managers”:Howard Gleicher, CFA, Chief Executive Officer, Chief Investment Officer, and Principal at Aristotle Capital. He has co-managed a portion of the Portfolio since December 2025.Gregory D. Padilla, CFA, Principal and Portfolio Manager at Aristotle Capital. He has co-managed a portion of the Portfolio since December 2025.Robert Bierig, Partner, Portfolio Manager, and U.S. Investment Analyst at Harris. He has co-managed a portion of the Portfolio since December 2025.Michael Nicolas, CFA, Partner, Portfolio Manager, and U.S. Investment Analyst at Harris. He has co-managed a portion of the Portfolio since December 2025.William Nygren, CFA, Partner, Chief Investment Officer – U.S., and Portfolio Manager at Harris. He has co-managed a portion of the Portfolio since December 2025.Prospectus Text ChangesThe following is added under the heading “Security Selection” in the More on the Portfolio section:Aristotle Capital employs a research-driven, bottom-up, quality-value-catalyst approach, seeking to invest in high-quality companies available at attractive valuations with company-specific catalysts. The focus on company quality is designed to provide downside protection while not sacrificing upside potential.Harris employs a flexible value-investing approach, adhering to an independent, fundamental, and bottom-up idea generation process. Generalist analysts rely on intensive fundamental research across different industries to identify investment opportunities, and ideas that meet valuation, business, and management criteria are then vetted by the firm’s investment committee to determine portfolio composition.The following is added under the heading “Investment Advisors” in the More on the Portfolio section:Aristotle Capital Management, LLC, 11100 Santa Monica Boulevard, Suite 1700, Los Angeles, CA 90025, is an investment advisory firm founded in 2010. As of October 31, 2025, Aristotle Capital managed approximately $53 billion in assets.Harris Associates, L.P., 111 S. Wacker Drive, Suite 4600, Chicago, IL 60606, is an investment advisory firm founded in 1976. As of October 31, 2025, Harris managed approximately $92 billion in assets.Under the same heading, the fourth paragraph on page 14 is replaced in its entirety with the following:The Portfolio pays each of its investment advisors a base fee plus or minus a performance adjustment. The base fee, which is paid quarterly, is a percentage of average daily net assets managed by the advisor during the most recent fiscal quarter. The performance adjustment, also paid quarterly, is based on the cumulative total return of each advisor’s portion of the Portfolio relative to that of the Russell 1000 Value Index over the preceding 60-month period. When the performance adjustment is positive, the Portfolio’s expenses increase; when it is negative, expenses decrease.Under the same heading, the following is added to the list of portfolio managers primarily responsible for the day-to-day management of the Portfolio:Howard Gleicher, CFA, Chief Executive Officer, Chief Investment Officer, and Principal at Aristotle Capital. He has worked in investment management since 1985, has managed investment portfolios since 1992, has been with Aristotle Capital since 2010, and has co-managed a portion of the Portfolio since December 2025. Education: B.S. and M.S., Stanford University; M.B.A., Harvard Business School.Gregory D. Padilla, CFA, Principal and Portfolio Manager at Aristotle Capital. He has worked in investment management since 2006, has managed investment portfolios since 2008, has been with Aristotle Capital since 2014, and has co-managed a portion of the Portfolio since December 2025. Education: B.S., Arizona State University; M.B.A., University of Southern California.Robert Bierig, Partner, Portfolio Manager, and U.S. Investment Analyst at Harris. He has worked in investment management since 1999, has managed investment portfolios since 2011, has been with Harris since 2012, and has co-managed a portion of the Portfolio since December 2025. Education: B.A., Duke University.Michael Nicolas, CFA, Partner, Portfolio Manager, and U.S. Investment Analyst at Harris. He has worked in investment management since 2003, has been with Harris since 2013, has managed investment portfolios since 2020, and has co-managed a portion of the Portfolio since December 2025. Education: B.A., University of Wisconsin.William Nygren, CFA, Partner, Chief Investment Officer – U.S., and Portfolio Manager at Harris. He has worked in investment management since 1981, has been with Harris since 1983, has managed investment portfolios since 1996, and has co-managed a portion of the Portfolio since December 2025. Education: B.S., University of Minnesota; M.S., University of Wisconsin.